Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues
Sales	$ 1,418.7	$ 1,470.2
Other revenues	119.2	156.6
Total revenues	1,537.9	1,626.8
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	1,321.6	1,394.8
Depreciation, depletion and amortization	147.5	157.2
Asset retirement obligation expenses	14.2	15.6
Selling and administrative expenses	49.4	59.5
Other operating (income) loss:
Net gain on disposal of assets	(0.1)	(9.8)
Loss from equity affiliates	3.1	6.6
Operating profit	2.2	2.9
Interest expense	106.6	103.3
Loss on early debt extinguishment	59.5	0.0
Interest income	(2.5)	(3.6)
Loss from continuing operations before income taxes	(161.4)	(96.8)
Income tax provision (benefit)	3.0	(52.5)
Loss from continuing operations, net of income taxes	(164.4)	(44.3)
(Loss) income from discontinued operations, net of income taxes	(8.9)	0.2
Net loss	(173.3)	(44.1)
Less: Net income attributable to noncontrolling interests	3.3	4.4
Net loss attributable to common stockholders	$ (176.6)	$ (48.5)
Loss from continuing operations:
Basic loss per share	$ (9.31)	$ (2.74)
Diluted loss per share	(9.31)	(2.74)
Net loss attributable to common stockholders:
Basic loss per share	(9.81)	(2.73)
Diluted loss per share	(9.81)	(2.73)
Dividends declared per share	$ 0.0375	$ 1.275